Annual Total Returns (Bar Chart) - Money Market Trust (Money Market Trust, Series I, Money Market Trust)	12 Months Ended
May 01, 2011
Money Market Trust | Series I, Money Market Trust
Bar Chart Table:
2001	3.59%
2002	1.18%
2003	0.58%
2004	0.81%
2005	2.66%
2006	4.44%
2007	4.56%
2008	1.76%
2009	0.20%
2010	0.00%